Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Retained Deficit and Earnings	Statutory Reserve	Accumulated Other Comprehensive Profit (Loss)	The Shareholders' Equity Attributable to BGM Group Ltd	Non-controlling Interests	Total
Balance as of beginning at Sep. 30, 2023	$ 59,583	$ 36,410,931	$ 5,896,373	$ 3,162,333	$ (2,737,087)	$ 42,792,133	$ 1,559,268	$ 44,351,401
Balance as of beginning (in shares) at Sep. 30, 2023	7,226,480
Increase (Decrease) in Stockholders' Equity
Net loss for the year			(1,442,830)			(1,442,830)	(74,331)	(1,517,161)
Appropriation for statutory reserve			(104,166)	103,748		(418)	418
Foreign currency translation adjustment					1,394,959	1,394,959	(135,850)	1,259,109
Balance as of ending at Sep. 30, 2024	$ 59,583	36,410,931	4,349,377	3,266,081	(1,342,128)	42,743,844	1,349,505	$ 44,093,349
Balance as of ending (in shares) at Sep. 30, 2024	7,226,480							7,226,480
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	$ 1,602,706	352,377,765				353,980,471		$ 353,980,471
Issuance of common shares (in shares)	192,324,378
Stock options granted to employees	$ 8,938	10,228,769				10,237,707		10,237,707
Stock options granted to employees (in shares)	1,072,500
Net loss for the year			(19,941,242)			(19,941,242)	(274,772)	(20,216,014)
Appropriation for statutory reserve			(185,180)	185,180
Foreign currency translation adjustment					3,857,337	3,857,337	(55,357)	3,801,980
Balance as of ending at Sep. 30, 2025	$ 1,671,227	$ 399,017,465	$ (15,777,045)	$ 3,451,261	$ 2,515,209	$ 390,878,117	$ 1,019,376	$ 391,897,493
Balance as of ending (in shares) at Sep. 30, 2025	200,623,358							200,623,358